Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total IBM Stockholders' Equity	Common Stock and Additional Paid-in Capital	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive Income/(Loss)	Non-Controlling Interests	Total
Balance at the Beginning of the Period at Dec. 31, 2013	$ 22,792	$ 51,594	$ 130,042	$ (137,242)	$ (21,602)	$ 137	$ 22,929
Net income plus other comprehensive income/(loss)
Net income	12,022		12,022				12,022
Other comprehensive income/(loss)	(6,274)				(6,274)		(6,274)
Total comprehensive income/(loss)	5,748						5,748
Cash dividends paid - common stock	(4,265)		(4,265)				(4,265)
Common stock issued under employee plans (Shares - 3,893,366, 6,013,875 and 7,687,026 for 2016, 2015 and 2014, respectively)	977	977					977
Purchases (Shares - 854,365, 1,625,820 and 1,313,569) and sales (Shares - 383,077, 1,155,558 and 1,264,232) of treasury stock under employee plans - net, for 2016, 2015 and 2014, respectively	(85)		(6)	(79)			(85)
Other treasury shares purchased, not retired (Shares - 23,283,400, 30,338,647 and 71,504,867 for 2016, 2015 and 2014, respectively)	(13,395)			(13,395)			(13,395)
Changes in other equity	95	95					95
Changes in noncontrolling interests						8	8
Balance at the End of the Period at Dec. 31, 2014	11,868	52,666	137,793	(150,715)	(27,875)	146	12,014
Net income plus other comprehensive income/(loss)
Net income	13,190		13,190				13,190
Other comprehensive income/(loss)	(1,731)				(1,731)		(1,731)
Total comprehensive income/(loss)	11,459						11,459
Cash dividends paid - common stock	(4,897)		(4,897)				(4,897)
Common stock issued under employee plans (Shares - 3,893,366, 6,013,875 and 7,687,026 for 2016, 2015 and 2014, respectively)	606	606					606
Purchases (Shares - 854,365, 1,625,820 and 1,313,569) and sales (Shares - 383,077, 1,155,558 and 1,264,232) of treasury stock under employee plans - net, for 2016, 2015 and 2014, respectively	(63)		39	(102)			(63)
Other treasury shares purchased, not retired (Shares - 23,283,400, 30,338,647 and 71,504,867 for 2016, 2015 and 2014, respectively)	(4,701)			(4,701)			(4,701)
Changes in other equity	(10)	(10)					(10)
Changes in noncontrolling interests						16	16
Balance at the End of the Period at Dec. 31, 2015	14,262	53,262	146,124	(155,518)	(29,607)	162	14,424
Net income plus other comprehensive income/(loss)
Net income	11,872		11,872				11,872
Other comprehensive income/(loss)	209				209		209
Total comprehensive income/(loss)	12,081						12,081
Cash dividends paid - common stock	(5,256)		(5,256)				(5,256)
Common stock issued under employee plans (Shares - 3,893,366, 6,013,875 and 7,687,026 for 2016, 2015 and 2014, respectively)	695	695					695
Purchases (Shares - 854,365, 1,625,820 and 1,313,569) and sales (Shares - 383,077, 1,155,558 and 1,264,232) of treasury stock under employee plans - net, for 2016, 2015 and 2014, respectively	(59)		18	(77)			(59)
Other treasury shares purchased, not retired (Shares - 23,283,400, 30,338,647 and 71,504,867 for 2016, 2015 and 2014, respectively)	(3,455)			(3,455)			(3,455)
Changes in other equity	(22)	(22)	0				(22)
Changes in noncontrolling interests						(16)	(16)
Balance at the End of the Period at Dec. 31, 2016	$ 18,246	$ 53,935	$ 152,759	$ (159,050)	$ (29,398)	$ 146	$ 18,392